UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments.
A copy of the Schedule of Investments for the period ended 9/30/14 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.7%)
	CONSUMER DISCRETIONARY (20.6%)
10,000	Amazon.com, Inc. *	$3,224,400
75,000	Comcast Corp. Class A	4,012,500
38,000	DIRECTV *	3,287,760
130,000	Discovery Communications, Inc. Class A *	4,914,000
80,000	Harley-Davidson, Inc.	4,656,000
40,000	NIKE, Inc. Class B	3,568,000
4,500	Priceline Group, Inc. (The) *	5,213,610
97,000	Starbucks Corp.	7,319,620
70,000	TJX Companies, Inc. (The)	4,141,900
120,000	Urban Outfitters, Inc. *	4,404,000
		44,741,790
	CONSUMER STAPLES (7.8%)
67,500	Constellation Brands, Inc. Class A *	5,883,300
67,000	Estee Lauder Companies, Inc. (The) Class A	5,006,240
65,000	Monster Beverage Corp. *	5,958,550
		16,848,090
	ENERGY (4.3%)
40,000	EOG Resources, Inc.	3,960,800
52,000	Schlumberger Ltd.	5,287,880
		9,248,680
	FINANCIALS (4.0%)
11,000	BlackRock, Inc.	3,611,520
85,000	JPMorgan Chase & Co.	5,120,400
		8,731,920
	HEALTH CARE (22.3%)
21,000	Actavis PLC *	5,066,880
20,000	Allergan, Inc.	3,563,800
17,000	Biogen Idec, Inc. *	5,623,770
92,000	Celgene Corp. *	8,719,760
65,000	Cerner Corp. *	3,872,050
41,000	Edwards Lifesciences Corp. *	4,188,150
58,000	Gilead Sciences, Inc. *	6,174,100
63,000	Medivation, Inc. *	6,228,810
32,000	Perrigo Co. PLC	4,806,080
		48,243,400
	INDUSTRIALS (7.4%)
125,000	Delta Air Lines, Inc.	4,518,750
21,000	FedEx Corp.	3,390,450
19,000	Precision Castparts Corp.	4,500,720
60,000	Verisk Analytics, Inc. Class A *	3,653,400
		16,063,320
	INFORMATION TECHNOLOGY (30.5%)
245,000	Activision Blizzard, Inc.	5,093,550
75,000	Apple, Inc.	7,556,250
24,000	Baidu, Inc. ADR *	5,237,520
100,000	Cognizant Technology Solutions Corp. Class A *	4,477,000

Shares		Value
24,000	CoStar Group, Inc. *	$3,732,960
62,000	eBay, Inc. *	3,511,060
98,000	Facebook, Inc. Class A *	7,745,920
13,000	Google, Inc. Class A *	7,649,330
70,000	QUALCOMM, Inc.	5,233,900
47,000	Salesforce.com, Inc. *	2,703,910
160,000	Trimble Navigation Ltd. *	4,880,000
26,000	Visa, Inc. Class A	5,547,620
28,000	VMware, Inc. Class A *	2,627,520
		65,996,540
	MATERIALS (2.8%)
55,000	Monsanto Co.	6,188,050
	TOTAL COMMON STOCKS (Cost $171,560,730) (99.7%)	216,061,790
	TOTAL INVESTMENT SECURITIES (99.7%) (Cost $171,560,730)	$216,061,790
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		595,698
NET ASSETS (1) (100%)		$216,657,488
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($216,657,488 ÷ 7,878,831 shares outstanding)		$27.50

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $171,560,730, aggregate gross unrealized appreciation was $47,111,812, aggregate gross unrealized depreciation was $2,610,752 and the net unrealized appreciation was $44,501,060.

ADR	American Depositary Receipt.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$216,061,790	$-	$-	$216,061,790
Total Investments in Securities	$216,061,790	$-	$-	$216,061,790

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2014